March 7, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention:	Office of Filings, Information & Consumer Services

Re:	Wasatch Funds Trust (the “Registrant”)

File Nos. 33-010451, 811-04920

Ladies and Gentlemen:

Pursuant to Rules 472 and 485(a) promulgated under the Securities Act of 1933, as amended, following please find for filing on behalf of the above-referenced Registrant, Post-Effective Amendment No. 83 under the Securities Act of 1933, as amended (the “1933 Act”) and Post-Effective Amendment No. 85 under the Investment Company Act of 1940, as amended to the Registrant’s Registration Statement on Form N-1A (the “Amendment”).

The Amendment is being filed in reliance on Rule 485(a) under the 1933 Act and it is proposed that it shall become effective sixty days after filing in accordance with Rule 485(a).

The Amendment is being filed under paragraph (a)(1) of Rule 485 to amend the principal investment strategy for the Wasatch Micro Cap Fund and Wasatch Micro Cap Value Fund, each an existing series of the Registrant (each, a “Fund” and collectively, the “Funds”).

Current Disclosure

Under normal market conditions, we will invest at least 80% of the Fund’s net assets in the equity securities of micro cap companies with market capitalizations of less than $1 billion at the time of purchase.

Proposed New Disclosure

Under normal market conditions, we will invest at least 80% of the Fund’s net assets in the equity securities of micro-capitalization companies. The Fund considers a company to be a micro-capitalization company if its market capitalization, at the time of purchase is less than the larger of $1.5 billion or the market capitalization of the largest company in the Russell Microcap Index as of its most recent reconstitution date.

In reliance upon Securities Act Release No. 6510 and Investment Company Act Release No. 13768 (February 15, 1984), we hereby request that this Amendment receive selective review from the Commission and its Staff due to the fact that the disclosure other than the change to the principal strategy for each Fund as noted above concerning the Funds is substantially similar to the disclosure regarding the Funds as set forth in Post-Effective Amendment No. 81 to the Registrant’s Registration Statement on Form N-1A that was filed electronically via EDGAR on January 28, 2014 (Accession #0001193125-14-024445).

If you should have any questions relating to the filing, please do not hesitate to contact me at (617) 662-3969.

Very truly yours,

/s/ Francine S. Hayes

Francine S. Hayes

Vice President and Managing Counsel

Enclosures

cc:	R. Biles